Related Party Transactions (Details)															12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 28, 2020 USD ($) $ / shares shares	Dec. 14, 2020 $ / shares	Aug. 27, 2020 shares	Aug. 01, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Jun. 01, 2020 USD ($) $ / shares shares	May 27, 2020 shares	Mar. 02, 2020 USD ($) $ / shares shares	Feb. 27, 2020 USD ($) $ / shares shares	Dec. 31, 2019 shares	Aug. 10, 2019 USD ($) shares	Jul. 29, 2019 shares	Mar. 11, 2019 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares		Dec. 31, 2019 USD ($) $ / shares shares
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares									4,500,000
Share-based Payment Arrangement, Expense		$ 49,290							$ 176,229						$ 24,645
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares		$ 0.03							$ 0.05						$ 0.03	[1]	$ 0	[1]
(in Dollars per share) | $ / shares			$ 0.03
Share-based Payment Arrangement, Noncash Expense															$ 568,363		$ 234,192
Preferred Stock Dividends, Shares (in Shares) | shares	2,151,204
Dividends, Preferred Stock															75,535		$ 0
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares				386,985				2,901,440									300,000
Stock Issued During Period, Value, Issued for Services															7,680		$ 22,005
Debt Conversion, Converted Instrument, Amount															1,633,406		627,479
Consulting Services [Member]
Related Party Transactions (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount																	174,813
Settlement of Note Payable [Member]
Related Party Transactions (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount																	137,759
Legal Fees [Member]
Related Party Transactions (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount																	71,279
Prepaid Legal Fees [Member]
Related Party Transactions (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount																	9,721
Restricted Stock [Member]
Related Party Transactions (Details) [Line Items]
Share-based Payment Arrangement, Noncash Expense															67,623
Director [Member]
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares										2,000,000
Number of Directors										2
Share-based Payment Arrangement, Expense		$ 9,860								$ 78,324					9,860
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares			0.03							$ 0.05
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										3 years
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares) | shares		400,000
President [Member]
Related Party Transactions (Details) [Line Items]
Share-based Payment Arrangement, Expense						$ (1,632)											3,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period (in Shares) | shares						1,500,000
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited (in Shares) | shares													300,000
Management [Member] | Restricted Stock [Member]
Related Party Transactions (Details) [Line Items]
Share-based Payment Arrangement, Noncash Expense															15,856
Board Member [Member]
Related Party Transactions (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares) | shares						1,000,000
Former President [Member]
Related Party Transactions (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares) | shares						250,000
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited (in Shares) | shares						750,000
Issued to Each Related Party [Member]
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares									1,500,000
Share-based Payment Arrangement, Expense		$ 24,645													49,290
Shares Issued, Value, Share-based Payment Arrangement, before Forfeiture									$ 1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period									10 years
(in Dollars per share) | $ / shares			0.03
Issued to Each Related Party [Member] | Director [Member]
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares										1,000,000
Share-based Payment Arrangement, Expense		$ 2,465								$ 39,162					2,465
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares) | shares		100,000
Issued to Each Related Party [Member] | Each Consultant [Member]
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares									1,500,000
Share-based Payment Arrangement, Expense									$ 58,743
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares) | shares		2,000,000
Issued to Each Related Party [Member] | Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Share-based Payment Arrangement, Expense									58,743
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares) | shares		1,000,000
Issued to Each Related Party [Member] | President [Member]
Related Party Transactions (Details) [Line Items]
Share-based Payment Arrangement, Expense									$ 58,743
Issued to Each Related Party [Member] | Board Member [Member] | Restricted Stock [Member]
Related Party Transactions (Details) [Line Items]
Share-based Payment Arrangement, Noncash Expense															7,135
Director [Member]
Related Party Transactions (Details) [Line Items]
Share-based Payment Arrangement, Expense					$ 56,037										56,067		60,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares			$ 0.03		$ 0.05
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares) | shares					1,000,000
Director [Member] | June 1, 2020 [Member]
Related Party Transactions (Details) [Line Items]
Share-based Payment Arrangement, Expense							$ 28,460
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares							$ 0.03
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							10 years
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares) | shares							1,000,000
Director [Member] | August 10, 2019 [Member]
Related Party Transactions (Details) [Line Items]
Share-based Payment Arrangement, Expense												$ 60,000
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares) | shares												1,000,000
Director [Member] | Investor [Member] | Accounts Payable [Member]
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares		$ 0.03
Director [Member] | Director #2 [Member]
Related Party Transactions (Details) [Line Items]
Share-based Payment Arrangement, Expense												$ 46,500					46,500
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares) | shares												775,000
Board Member [Member]
Related Party Transactions (Details) [Line Items]
Share-based Payment Arrangement, Expense																	16,085
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares														100,000
Stock Issued During Period, Value, Issued for Services														$ 8,740
Board Member [Member] | Restricted Stock [Member]
Related Party Transactions (Details) [Line Items]
Share-based Payment Arrangement, Noncash Expense															32,614
President [Member]
Related Party Transactions (Details) [Line Items]
Share-based Payment Arrangement, Noncash Expense															11,909
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares														100,000
Stock Issued During Period, Value, Issued for Services														$ 8,740
Director #3 [Member] | August 10, 2019 [Member]
Related Party Transactions (Details) [Line Items]
Share-based Payment Arrangement, Expense												$ 12,000					12,000
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares) | shares												200,000
Officer [Member]
Related Party Transactions (Details) [Line Items]
Share-based Payment Arrangement, Expense																	$ 5
Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Preferred Stock Dividends, Shares (in Shares) | shares	2,151,204
Dividends, Preferred Stock	$ 65,568														65,568
Dividends Payable	$ 0														0
Stock Issued During Period, Shares, Other (in Shares) | shares																	26,227
Debt Conversion, Converted Instrument, Amount																	$ 655,661
Series X Preferred Stock [Member] | Director [Member]
Related Party Transactions (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount																	30,000
Series X Preferred Stock [Member] | Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount																	50,000
Series X Preferred Stock [Member] | President [Member]
Related Party Transactions (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount																	50,000
Series X Preferred Stock [Member] | Investor [Member]
Related Party Transactions (Details) [Line Items]
Preferred Stock Dividends, Shares (in Shares) | shares	863,212
Dividends Payable	$ 26,310														26,310
Series X Preferred Stock [Member] | Officer [Member]
Related Party Transactions (Details) [Line Items]
Preferred Stock Dividends, Shares (in Shares) | shares	262,478
Dividends Payable	$ 8,000														8,000
Series X Preferred Stock [Member] | Director #2 [Member]
Related Party Transactions (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount																	$ 72,089
Series X Preferred Stock [Member] | Related Party [Member]
Related Party Transactions (Details) [Line Items]
Preferred Stock Dividends, Shares (in Shares) | shares	1,025,514
Dividends Payable	$ 31,528														$ 31,528
Stock Issued During Period, Shares, Other (in Shares) | shares											26,227

[1]	On December 14, 2020, the Company reset the exercise price of all the options then outstanding options to $0.03 per share. This included 150,000 options previously priced at $0.04 per share; 7,450,000 options previously priced at $0.05 per share; 1,000,000 options previously priced at $0.06 per share; and 67,879 options previously prices at $21.40 per share. The Company valued these options as of December 14, 2020, at the original exercise price and at the new price of $0.03 per share and charged the increase in value in the amount of $4,113 to operations during the year ended December 31, 2020. The exercise prices of all options are shown at the restated price of $0.03 per share.